Income Taxes (Details) - Wag Labs, Inc. - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Provision for income taxes expense (benefit)	$ 13	$ 4	$ 13	$ 4	$ (793)	$ 13
Deferred U.S. federal income tax					600
Deferred state income tax					$ 200